UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

DWS Europe Equity Fund

	Shares	Value ($)

Common Stocks 100.0%
Denmark 2.1%
A P Moller-Maersk AS	593	7,829,316
Bang & Olufsen AS "B" (a)	39,100	4,554,887

(Cost $9,869,934)		12,384,203
Finland 2.2%
Nokia Oyj (Cost $11,799,093)	459,000	13,129,332
France 7.4%
Axa	365,804	14,232,060
Bacou-Dalloz	26,002	3,797,363
France Telecom SA	198,100	5,317,671

Lafarge SA	33,989	5,730,525
PPR	64,900	11,387,517
Rhodia SA*	793,262	3,038,844

(Cost $37,807,169)		43,503,980
Germany 2.8%
Adidas AG	52,700	3,208,800
Bayerische Motoren Werke AG	143,771	8,883,790
GfK AG	85,600	4,445,165

(Cost $15,075,312)		16,537,755
Italy 6.%
Assicurazioni Generali SpA (a)	260,790	10,216,266
Eni SpA	485,300	16,960,471
UniCredito Italiano SpA	1,566,200	13,214,509

(Cost $38,914,742)		40,391,246
Netherlands 15.5%
Corporate Express	219,813	2,980,602
Heineken NV	148,246	9,401,325
ING Groep NV (CVA)	617,200	26,106,424
Koninklijke (Royal) KPN NV	634,500	9,795,198
Koninklijke (Royal) Philips Electronics NV	147,100	5,928,319
Koninklijke BAM Groep NV	163,900	4,727,415
Koninklijke DSM NV	108,636	5,619,507
QIAGEN NV* (a)	482,055	8,349,975
TNT NV	127,700	5,459,777
Wolters Kluwer NV	437,456	12,743,782

(Cost $78,357,627)		91,112,324
Norway 1.0%
EDB Business Partner ASA (Cost $5,264,984)	635,300	5,745,619
Sweden 11.8%
Autoliv, Inc. (SDR)	73,700	4,132,919
Concordia Maritime AB "B"	2,491,300	16,708,938
Eniro AB	1,278,184	15,696,740
Svenska Handelsbanken AB "A"	290,300	8,305,015
Swedish Match AB	1,253,700	24,535,596

(Cost $61,920,078)		69,379,208
Switzerland 7.4%
Nestle SA (Registered)	52,859	20,194,159
Roche Holding AG (Genusschein)	55,546	9,836,681
UBS AG (Registered)	246,349	13,666,495

(Cost $44,663,664)		43,697,335
United Kingdom 43.0%
ARM Holdings PLC	3,288,704	9,763,265
BAE Systems PLC	547,671	4,625,997
BP PLC	2,206,748	25,619,870
Cadbury Schweppes PLC	662,745	8,244,811
Daily Mail & General Trust "A"	456,724	6,603,703
Diageo PLC	843,247	17,178,561
Dicom Group PLC	3,363,924	11,276,611
EMAP PLC	227,648	3,878,343
GlaxoSmithKline PLC	477,118	12,169,291

Group 4 Securicor PLC	2,212,146	9,621,018
HBOS PLC	518,873	10,164,623
HSBC Holdings PLC	1,552,282	28,822,607
Old Mutual PLC	2,151,274	7,037,109
Pearson PLC	850,525	13,637,636
Reed Elsevier PLC	1,094,222	13,526,585
Rexam PLC	690,954	7,018,926
Robert Wiseman Dairies PLC	1,207,444	11,307,947
Royal Bank of Scotland Group PLC	780,446	9,337,915
Tesco PLC	1,782,386	14,634,836
The Sage Group PLC	1,526,552	7,071,781
Vodafone Group PLC	5,178,736	15,712,783
WPP Group PLC	395,943	5,672,940

(Cost $251,793,427)		252,927,158

Total Common Stocks (Cost $555,728,735)		588,808,160
Securities Lending Collateral 1.7%
Daily Assets Fund Institutional, 5.36% (b) (c) (Cost $10,039,876)	10,039,876	10,039,876
Cash Equivalents 0.0%
Cash Management QP Trust, 5.35% (b) (Cost $15,967)	15,967	15,967
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $565,784,578)	101.7	598,864,003
Other Assets and Liabilities, Net	(1.7)	(10,265,039)

Net Assets	100.0	588,598,964

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2007 amounted to $9,548,044 which is 1.6% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
CVA: Certificaten Van Aandelen
SDR: Swedish Depositary Receipt

At July 31, 2007, the DWS Europe Equity Fund had the following sector diversification:
		As a % of Common
Sector	Market Value ($)	Stocks
Financials	141,103,023	24.0%
Consumer Discretionary	109,855,961	18.6%
Consumer Staples	105,497,235	17.9%
Energy	59,289,279	10.1%
Information Technology	46,986,608	8.0%
Industrials	43,486,653	7.4%
Telecommunication Services	30,825,652	5.2%
Health Care	30,355,947	5.2%
Materials	21,407,802	3.6%
Total	588,808,160	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Europe Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Europe Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007